Related Party Transactions - Schedule of Major Related Parties (Details)	12 Months Ended
Dec. 31, 2025
Xiamen Yinshan Longchang Investment Partnership (Limited Partnership) [Member]
Schedule of Major Related Parties [Line Items]
Relationship with the Group	Shareholder of the Company
Cheng’s Investment Group Co., LTD. (Hainan) [Member]
Schedule of Major Related Parties [Line Items]
Relationship with the Group	Shareholder of the Company
Tianjiu Shared Intelligent Enterprise Service [Member]
Schedule of Major Related Parties [Line Items]
Relationship with the Group	Shareholder of the Company
Zhang Andong [Member]
Schedule of Major Related Parties [Line Items]
Relationship with the Group	BoD Chairman and General Manager of Lianzhang Menhu
Xiamen Yiju Tianxia Investment Partnership (Limited Partnership) [Member]
Schedule of Major Related Parties [Line Items]
Relationship with the Group	Shareholder of the Company
Xiamen Qiushi Intelligent Network Equipment Co., LTD [Member]
Schedule of Major Related Parties [Line Items]
Relationship with the Group	80% owned by Zhang Andong
Fujian Qiushi Intelligent Co., Ltd. [Member]
Schedule of Major Related Parties [Line Items]
Relationship with the Group	Share key management team
Xiamen Qiushi Intelligent Network Technology Co., LTD [Member]
Schedule of Major Related Parties [Line Items]
Relationship with the Group	Share key management team
Zhang Hongwei [Member]
Schedule of Major Related Parties [Line Items]
Relationship with the Group	Brother in law of Zhang Andong.
Xiamen Rongguang Information Technology Co., Ltd. [Member]
Schedule of Major Related Parties [Line Items]
Relationship with the Group	95% owned by Zhang Hongwei
Fujian Henduoka Network Technology Co., Ltd. [Member]
Schedule of Major Related Parties [Line Items]
Relationship with the Group	95% owned by Xiamen Rongguang Information Technology Co., Ltd.
Xiamen Xueyoubang Network Technology Co. [Member]
Schedule of Major Related Parties [Line Items]
Relationship with the Group	5% hold by Zhang Hongwei
Xiamen Qiushi intelligence software co., LTD [Member]
Schedule of Major Related Parties [Line Items]
Relationship with the Group	80% owned by Zhang Andong
Xiamen Dongling Weiye investment partnership (limited partnership) [Member]
Schedule of Major Related Parties [Line Items]
Relationship with the Group	Shareholder of the Company
Xiamen Zhanghui investment co., LTD [Member]
Schedule of Major Related Parties [Line Items]
Relationship with the Group	Shareholder of Lianzhang New Community Construction and Development (Jiangsu) Co.
Zhang Runzhe [Member]
Schedule of Major Related Parties [Line Items]
Relationship with the Group	Chief Executive Officer of LZ Technology
Bengbu Yigong Digital Technology Co., Ltd. [Member]
Schedule of Major Related Parties [Line Items]
Relationship with the Group	Shareholder of the Company
Xiamen Qiongding Phoenix Aviation Tourism Services Co., Ltd. [Member]
Schedule of Major Related Parties [Line Items]
Relationship with the Group	Shareholder of Fujian Meilishuo International Travel Agency Co., Ltd.